Note 03 - Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date (Detail) € in Millions	Oct. 13, 2023 EUR (€)
Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date [Abstract]
Total consideration transferred	€ 460
Cash consideration transferred	460
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Interbank balances wo central banks	126
Securities borrowed	10
Financial assets at fair value through profit or loss	44
Property and equipment	53
Other intangible assets	84
All other assets	410
Total assets acquired	727	[1]
Financial liabilities at fair value through profit or loss	14
All other liabilities	488
Total liabilites assumed	502
Total identifiable net assets	225
Goodwill	235
Total identifiable net assets and goodwill acquired	€ 460

[1]	By major class of assets acquired and liabilities assumed.